UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Preferred Securities Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JPS

Nuveen Preferred Securities Income Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 143.4% (96.9% of Total Investments)

	CONVERTIBLE PREFERRED SECURITIES – 0.7% (0.5% of Total Investments)

	Banks – 0.7%

10,632	Wells Fargo & Company	7.500%	BBB	$13,874,760
	Total Convertible Preferred Securities (cost $12,541,444)			13,874,760

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 22.3% (15.1% of Total Investments)

	Banks – 7.5%

105,300	AgriBank FCB, (3)	6.875%	BBB+	$11,326,331
51,284	Barclays Bank PLC	8.125%	BB+	1,335,435
13,391	Citigroup Inc., (4)	7.125%	BB+	381,911
645,113	Citigroup Inc.	6.875%	BB+	18,508,292
37,500	Cobank Agricultural Credit Bank, (3)	6.250%	BBB+	3,997,268
53,000	Cobank Agricultural Credit Bank, (3), (4)	6.200%	BBB+	5,566,659
86,000	Fifth Third Bancorp.	6.625%	Baa3	2,580,860
14,090	HSBC Holdings PLC	8.000%	Baa1	367,185
1,172,419	ING Groep N.V	7.200%	Baa3	30,330,480
154,809	KeyCorp	8.131%	Baa3	4,040,515
2,164,700	PNC Financial Services	6.125%	Baa2	61,044,540
104,608	TCF Financial Corporation	7.500%	BB–	2,732,361
249,285	Wells Fargo & Company, (4)	5.850%	BBB	6,640,952
	Total Banks			148,852,789

	Capital Markets – 0.6%

369,239	Goldman Sachs Group, Inc.	5.500%	Ba1	9,626,061
38,534	Morgan Stanley	7.125%	Ba1	1,124,422
74,642	State Street Corporation	5.900%	Baa1	2,093,708
	Total Capital Markets			12,844,191

	Diversified Telecommunication Services – 2.1%

177,374	Qwest Corporation, (4)	7.500%	BBB–	4,508,847
554,889	Qwest Corporation, (4)	7.000%	BBB–	14,094,181
161,854	Qwest Corporation, (4)	7.000%	BBB–	4,175,833
315,756	Qwest Corporation, (4)	6.875%	BBB–	8,146,505
159,600	Qwest Corporation, (4)	6.625%	BBB–	4,079,376
248,301	Qwest Corporation, (4)	6.125%	BBB–	6,269,600
	Total Diversified Telecommunication Services			41,274,342

	Electric Utilities – 1.0%

426,248	Alabama Power Company, (3)	6.450%	A3	11,322,213
203,256	Integrys Energy Group Inc., (3), (4)	6.000%	Baa1	5,526,531
88,577	Interstate Power and Light Company	5.100%	BBB	2,379,178
22,048	NextEra Energy Inc., (4)	5.625%	BBB	564,429
	Total Electric Utilities			19,792,351

	Equity Real Estate Investment Trusts – 1.7%

76,450	DDR Corporation, (4)	6.250%	Baa3	1,964,765
152,294	Digital Realty Trust Inc., (4)	7.375%	Baa3	4,223,113
513,113	Hospitality Properties Trust, (4)	7.125%	Baa3	13,002,283
18,139	Kimco Realty Corporation, (4)	5.625%	Baa2	469,075
82,301	Prologis Inc., (3)	8.540%	BBB–	5,370,140
176,879	Realty Income Corporation, (4)	6.625%	Baa2	4,510,415
130,203	Regency Centers Corporation, (4)	6.625%	Baa2	3,316,270
12,199	Ventas Realty LP, (4)	5.450%	BBB+	323,517
3,000	Welltower Inc., (4)	6.500%	Baa2	76,080
	Total Equity Real Estate Investment Trusts			33,255,658

NUVEEN	1

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value

	Food Products – 0.7%

91,900	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	$9,761,508
32,500	Dairy Farmers of America Inc., 144A, (3)	7.875%		Baa3	3,406,406
	Total Food Products				13,167,914

	Insurance – 7.7%

2,331,106	Aegon N.V	6.375%		Baa1	59,349,959
18,102	Aflac Inc., (4)	5.500%		Baa1	468,118
611,000	Allstate Corporation, (4)	5.100%		Baa1	16,411,460
54,297	American Financial Group, (4)	6.250%		Baa2	1,425,839
357,568	Arch Capital Group Limited	6.750%		BBB+	9,143,014
18,958	Aspen Insurance Holdings Limited	7.250%		BBB–	489,117
214,051	Aspen Insurance Holdings Limited	5.950%		BBB–	6,091,891
748,733	Axis Capital Holdings Limited	6.875%		BBB	19,205,001
131,293	Axis Capital Holdings Limited	5.500%		BBB	3,338,781
212,730	Hartford Financial Services Group Inc., (4)	7.875%		BBB–	6,654,194
524,885	Prudential PLC	6.750%		A–	13,898,955
416,100	Reinsurance Group of America Inc., (4)	6.200%		BBB	11,896,299
127,798	Torchmark Corporation, (4)	5.875%		BBB+	3,303,578
	Total Insurance				151,676,206

	Machinery – 0.0%

2,386	Stanley, Black, and Decker Inc., (4)	5.750%		BBB+	61,750

	Wireless Telecommunication Services – 0.3%

90,850	Telephone and Data Systems Inc., (4)	7.000%		BB+	2,313,950
131,990	Telephone and Data Systems Inc.	6.875%		BB+	3,389,503
11,826	United States Cellular Corporation, (4)	7.250%		Ba1	313,507
10,591	United States Cellular Corporation, (4)	6.950%		Ba1	276,743
	Total Wireless Telecommunication Services				6,293,703

	U.S. Agency – 0.7%

131,000	Farm Credit Bank of Texas, (3)	6.750%		Baa1	14,152,100
	Total $25 Par (or similar) Preferred Securities (cost $413,030,794)				441,371,004

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 9.3% (6.2% of Total Investments)

	Banks – 7.2%

$7,000	Barclays Bank PLC, (4), (5)	7.625%	11/21/22	BBB–	$7,813,750
26,400	Barclays Bank PLC, (5)	7.750%	4/10/23	BBB–	27,720,000
1,250	Den Norske Bank	1.125%	2/18/35	Baa2	740,625
1,250	Den Norske Bank	0.713%	N/A (7)	Baa2	740,625
54,000	JP Morgan Chase & Company	6.750%	N/A (7)	BBB–	59,940,000
16,000	ING Groep N.V, (5)	6.500%	10/16/65	BBB–	15,800,000
13,225	Nordea Bank AB, 144A, (5)	5.500%	9/23/49	BBB	13,092,750
15,000	Societe Generale, Reg S, (5)	8.250%	12/31/49	BB+	15,431,250
134,125	Total Banks				141,279,000

	Capital Markets – 0.8%

11,000	Credit Suisse Group AG, Reg S, (5)	6.500%	8/08/23	BBB	11,976,250
2,910	Macquarie Bank Limited, Reg S, (5)	10.250%	6/20/57	BB+	3,038,025
13,910	Total Capital Markets				15,014,275

	Construction & Engineering – 0.2%

4,000	Hutchison Whampoa International 12 Limited, 144A	6.000%	11/07/62	BBB	4,083,000

	Electric Utilities – 0.1%

2,900	WPS Resource Corporation, (4)	3.051%	12/01/16	Baa1	2,726,000

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance – 0.8%

$5,000	AIG Life Holdings Inc., 144A, (4)	8.125%	3/15/46	BBB	$6,675,000
900	AXA, Reg S	5.500%	12/31/49	A3	921,078
6,150	Liberty Mutual Group Inc., 144A	7.697%	10/15/97	BBB+	7,945,093
12,050	Total Insurance				15,541,171

	Multi-Utilities – 0.1%

3,000	WEC Energy Group, Inc., (4)	6.250%	5/15/67	Baa1	2,625,000

	Wireless Telecommunication Services – 0.1%

1,600	Koninklijke KPN NV, 144A, (4)	7.000%	3/28/73	BB+	1,750,400
$171,585	Total Corporate Bonds (cost $176,564,706)				183,018,846

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	$1,000 PAR (or SIMILAR) INSTITUTIONAL PREFERRED – 109.9% (74.3% of Total Investments)

	Banks – 59.2%

27,800	Australia and New Zealand Banking Group Limited of the United Kingdom, 144A, (5)	6.750%	N/A (7)	Baa1	$30,526,429
42,800	Banco Bilbao Vizcaya Argentaria S.A, Reg S, (5)	9.000%	N/A (7)	BB	44,458,500
20,600	Banco Santander SA, Reg S, (5)	6.375%	N/A (7)	Ba1	18,911,088
20,394	Bank of America Corporation, (4)	8.000%	12/31/49	BB+	20,776,388
11,300	Bank of America Corporation	6.500%	N/A (7)	BB+	12,260,500
10,700	Bank of America Corporation	6.300%	3/10/66	BB+	11,675,305
3,600	Bank One Capital III, (4)	8.750%	9/01/30	Baa2	5,121,580
45,290	Barclays PLC, (5)	8.250%	12/31/49	BB+	45,856,125
36,416	Barclays PLC, (5)	7.434%	N/A (7)	BB+	33,411,680
20,000	Chase Capital Trust III, Series C, (4)	0.777%	3/01/27	Baa2	18,188,000
10,000	Citigroup Inc.	8.400%	12/31/49	BB+	10,975,000
3,000	Citigroup Inc.	6.250%	N/A (7)	BB+	3,229,950
39,300	Citigroup Inc., (4)	6.125%	N/A (7)	BB+	41,084,220
9,250	Citigroup Inc.	5.950%	N/A (7)	BB+	9,620,000
24,389	Citizens Financial Group Inc.	5.500%	N/A (7)	BB+	24,023,165
17,500	Cobank Agricultural Credit Bank	6.250%	N/A (7)	BBB+	18,934,353
23,653	Credit Agricole SA, 144A, (5)	7.875%	12/31/49	BB+	23,967,112
50,400	Credit Agricole SA, 144A, (5)	8.125%	1/19/66	BB+	54,121,536
3,000	Credit Agricole SA, Reg S, (5)	8.125%	1/19/66	BB+	3,222,378
1,000	Credit Agricole, S.A, 144A, (5)	6.625%	12/23/64	BB+	972,500
9,000	Credit Agricole, S.A, Reg S, (5)	7.875%	1/23/64	BB+	9,119,520
11,000	DNB Bank ASA, Reg S, (5)	5.750%	N/A (7)	BBB	11,000,110
17,900	Dresdner Funding Trust I, Reg S	8.151%	N/A (7)	BB+	21,256,250
4,500	Dresdner Funding Trust, 144A	8.151%	N/A (7)	BB+	5,349,375
25,580	First Union Capital Trust II, Series A, (4)	7.950%	11/15/29	Baa1	33,832,952
30,000	HSBC Capital Funding LP, Debt, 144A	10.176%	N/A (7)	Baa1	45,300,000
66,505	HSBC Holdings PLC, (5)	6.875%	6/01/66	BBB	69,996,513
11,000	JP Morgan Chase & Company	6.000%	N/A (7)	BBB–	11,440,000
2,000	JP Morgan Chase & Company	5.300%	11/01/65	BBB–	2,030,000
3,500	JP Morgan Chase & Company	5.150%	N/A (7)	BBB–	3,491,250
8,000	KeyCorp Capital III, (6)	7.750%	7/15/29	Baa2	9,620,664
12,300	Lloyds Bank PLC, Reg S	12.000%	N/A (7)	BBB–	16,728,000
9,850	Lloyd’s Banking Group PLC, 144A	6.657%	12/31/49	Ba1	10,958,125
4,800	Lloyd’s Banking Group PLC, 144A	6.413%	12/31/49	Ba1	5,298,000
70,529	Lloyd’s Banking Group PLC, (5)	7.500%	12/31/49	BB+	72,644,870
44,500	M&T Bank Corporation	6.875%	12/31/49	Baa2	44,778,125
9,100	M&T Bank Corporation, (4)	6.375%	N/A (7)	Baa1	9,577,750
35,090	Nordea Bank AB, 144A, (5)	6.125%	N/A (7)	BBB	34,607,513
5,000	Nordea Bank AB, Reg S, (5)	6.125%	9/23/64	BBB	4,931,250
12,330	Nordea Bank AB, Reg S, (5)	5.250%	N/A (7)	BBB	11,960,100
29,100	PNC Financial Services Inc.	6.750%	12/31/49	Baa2	32,301,000
21,375	Royal Bank of Scotland Group PLC, (5)	8.000%	9/30/65	BB–	20,306,250
9,546	Royal Bank of Scotland Group PLC	7.648%	N/A (7)	BB	11,288,145
63,786	Royal Bank of Scotland Group PLC, (5)	7.500%	9/30/65	BB–	58,523,655

NUVEEN	3

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Banks (continued)

7,210	Skandinaviska Enskilda Bankenn AB, Reg S, (5)	5.750%	N/A (7)	BBB	$7,228,025
7,000	Standard Chartered PLC, 144A, (5)	7.500%	N/A (7)	Ba1	7,048,125
59,900	Societe Generale, 144A, (5)	8.000%	N/A (7)	BB+	60,424,125
2,450	Societe Generale, 144A	1.608%	12/31/49	BB+	2,401,000
4,500	Societe Generale, 144A, (5)	7.875%	N/A (7)	BB+	4,455,000
5,000	Societe Generale, Reg S, (5)	7.875%	12/31/49	BB+	4,950,000
27,000	Standard Chartered PLC, 144A	7.014%	12/31/49	Baa3	29,727,000
32,786	Svenska Handelsbanken AB, Reg S, (5)	5.250%	N/A (7)	BBB+	32,786,262
3,000	Swedbank AB, Reg S, (5)	5.500%	N/A (7)	BBB	3,037,500
29,525	Wells Fargo & Company, (4)	7.980%	N/A (7)	BBB	30,779,813
	Total Banks				1,170,512,076

	Capital Markets – 10.3%

12,100	Bank of New York Mellon Corporation	4.950%	N/A (7)	Baa1	12,387,375
18,700	Charles Schwab Corporation	7.000%	12/31/49	BBB	21,949,125
36,300	Credit Suisse Group AG, 144A, (5)	7.500%	N/A (7)	BB	37,570,500
6,200	Credit Suisse Group AG, 144A, (5)	6.250%	N/A (7)	BB	5,983,000
14,000	Credit Suisse Group AG, Reg S, (5)	7.500%	N/A (7)	BB	14,490,000
15,000	Credit Suisse Group AG, Reg S, (5)	6.250%	N/A (7)	BB	14,465,055
3,500	Goldman Sachs Group Inc.	5.700%	N/A (7)	Ba1	3,543,750
6,150	Morgan Stanley	5.550%	N/A (7)	Ba1	6,296,063
5,609	UBS Group AG, Reg S, (5)	7.000%	N/A (7)	BB+	5,990,967
39,800	UBS Group AG, Reg S, (5)	6.875%	N/A (7)	BB+	39,393,602
32,178	UBS Group AG, Reg S, (5)	7.125%	N/A (7)	BB+	32,942,228
5,000	UBS Group AG, Reg S, (5)	6.875%	N/A (7)	BB+	5,018,320
2,676	UBS AG Stamford, (4), (5)	7.625%	8/17/22	BBB+	3,100,815
	Total Capital Markets				203,130,800

	Diversified Financial Services – 5.1%

26,000	BNP Paribas, 144A, (5)	7.625%	3/30/66	BBB–	27,170,000
29,185	BNP Paribas, 144A, (5)	7.375%	N/A (7)	BBB–	29,951,106
5,000	BNP Paribas, Reg S, (5)	7.375%	N/A (7)	BBB–	5,131,250
2,861	Countrywide Capital Trust III, Series B, (6)	8.050%	6/15/27	BBB–	3,587,622
17,557	Rabobank Nederland, 144A	11.000%	12/31/49	Baa2	21,154,429
13,905	Voya Financial Inc., (4)	5.650%	5/15/53	Baa3	13,835,475
	Total Diversified Financial Services				100,829,882

	Electric Utilities – 2.3%

15,000	Emera, Inc., (4)	6.750%	N/A (7)	BBB-	16,575,000
1,000	FPL Group Capital Inc., (4)	2.921%	10/01/66	BBB	861,189
7,850	FPL Group Capital Inc., (6)	6.650%	6/15/67	BBB	7,065,000
23,482	PPL Capital Funding Inc.	6.700%	3/30/67	BBB	20,957,685
	Total Electric Utilities				45,458,874

	Equity Real Estate Investment Trusts – 0.2%

3,722	Sovereign Capital Trusts, (4)	7.908%	6/13/36	BB	3,680,809

	Food Products – 0.2%

4,500	Dairy Farmers of America Inc., 144A, (4)	7.125%	N/A (7)	Baa3	4,691,250

	Industrial Conglomerates – 4.8%

88,887	General Electric Company, (4)	5.000%	N/A (7)	A	94,166,888

	Insurance – 21.2%

3,598	Ace Capital Trust II	9.700%	4/01/30	BBB+	5,432,980
9,800	AIG Life Holdings Inc., (4)	8.500%	N/A (7)	BBB	12,527,154
1,200	Allstate Corporation, (6)	6.500%	5/15/67	Baa1	1,410,000
4,400	Allstate Corporation, (4)	5.750%	N/A (7)	Baa1	4,719,880
13,605	American International Group, Inc., (6)	8.175%	N/A (7)	BBB	18,222,496
1,225	AON Corporation, (4)	8.205%	N/A (7)	BBB	1,617,000
2,700	Aviva PLC, Reg S	8.250%	N/A (7)	BBB	2,846,680

4	NUVEEN

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

17,819	AXA SA, 144A	6.380%	12/31/49	Baa1	$19,437,322
16,550	AXA SA	8.600%	12/15/30	A3	23,252,750
32,854	Catlin Insurance Company Limited, 144A	7.249%	12/31/49	BBB+	26,447,470
1,200	Everest Reinsurance Holdings, Inc., (4)	6.600%	5/01/67	BBB	1,033,500
16,150	Glen Meadows Pass Through Trust, 144A, (4)	6.505%	8/15/67	BBB–	12,718,125
8,100	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A–	9,054,163
12,250	Great West Life & Annuity Insurance Capital LP II, 144A, (4)	7.153%	N/A (7)	A–	9,769,375
11,688	Hartford Financial Services Group Inc., (6)	8.125%	6/15/68	BBB–	12,769,139
25,841	Liberty Mutual Group, 144A, (6)	7.800%	3/07/87	Baa3	30,363,175
20,369	Liberty Mutual Group, 144A	7.000%	N/A (7)	Baa3	17,721,030
3,277	Lincoln National Corporation, (4)	7.000%	5/17/66	BBB	2,664,693
11,390	Lincoln National Corporation	6.050%	4/20/67	BBB	8,884,200
26,100	MetLife Capital Trust IV, 144A, (6)	7.875%	12/15/67	BBB	33,408,000
31,700	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	46,171,050
3,000	MetLife Inc., (4)	10.750%	8/01/69	BBB	4,905,000
41,904	Nationwide Financial Services Inc., (6)	6.750%	5/15/67	Baa2	44,208,720
7,243	Oil Insurance Limited, 144A	3.820%	12/31/49	Baa1	5,758,185
3,750	Provident Financing Trust I, (4)	7.405%	3/15/38	Baa3	4,204,688
1,300	Prudential PLC, Reg S	7.750%	N/A (7)	A–	1,326,177
305	Prudential Financial Inc., (4)	8.875%	6/15/68	BBB+	337,025
6,225	Prudential Financial Inc., (4)	5.875%	9/15/42	BBB+	6,816,375
27,180	Prudential Financial Inc., (6)	5.625%	N/A (7)	BBB+	29,218,500
5,010	The Chubb Corporation	6.375%	N/A (7)	BBB+	4,721,925
5,405	XL Capital Ltd	6.500%	12/31/49	BBB	4,144,959
17,200	XLIT Limited	3.687%	N/A (7)	BBB–	13,588,000
	Total Insurance				419,699,736

	Machinery – 0.3%

6,000	Stanley, Black, and Decker Inc., (6)	5.750%	12/15/53	BBB+	6,375,000

	Oil, Gas & Consumable Fuels – 1.3%

24,476	Enterprise Products Operating LP, (4), (6)	7.034%	1/15/68	Baa2	25,840,537

	Road & Rail – 1.5%

25,485	Burlington Northern Santa Fe Funding Trust I, (6)	6.613%	12/15/55	A–	29,339,606

	Wireless Telecommunication Services – 3.5%

58,738	Centaur Funding Corporation, Series B, 144A, (4)	9.080%	4/21/20	BBB–	69,310,840
	Total $1,000 Par (or similar) Institutional Preferred (cost $2,060,605,391)				2,173,036,298

Shares	Description (1), (8)				Value

	INVESTMENT COMPANEIS – 1.2% (0.8% of Total Investments)

966,571	Blackrock Credit Allocation Income Trust IV				$12,439,769
646,421	John Hancock Preferred Income Fund III				11,790,719
	Total Investment Companies (cost $34,236,524)				24,230,488
	Total Long-Term Investments (cost $2,696,978,859)				2,835,531,396

NUVEEN	5

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.7% (3.1% of Total Investments)

	REPURCHASE AGREEMENTS – 4.7% (3.1% of Total Investments)

$92,186	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $92,186,235, collateralized by $77,075,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $94,031,500	0.030%	11/01/16	$92,186,235
	Total Short-Term Investments (cost $92,186,235)			92,186,235
	Total Investments (cost $2,789,165,094) – 148.1%			2,927,717,631
	Borrowings – (40.2)% (9), (10)			(795,000,000)
	Reverse Repurchase Agreements – (7.6)%			(150,000,000)
	Other Assets Less Liabilities – (0.3)% (11)			(6,843,800)
	Net Assets Applicable to Common Shares – 100%			$1,975,873,831

Investments in Derivatives as of October 31, 2016

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JP Morgan Chase Bank, N.A.	$227,569,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	1/03/17	12/01/18	12/01/20	$(4,543,112)	$(6,520,461)
JP Morgan Chase Bank, N.A.	227,569,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	1/03/17	12/01/20	12/01/22	(9,618,468)	(12,540,063)
	$455,138,000								$(14,161,580)	$(19,060,524)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

6	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Preferred Securities	$13,874,670	$—	$—	$13,874,670
$25 Par (or similar) Retail Preferred	370,941,848	70,429,156	—	441,371,004
Corporate Bonds	—	183,018,846	—	183,018,846
$1,000 Par (or similar) Institutional Preferred	—	2,173,036,298	—	2,173,036,298
Investment Companies	24,230,488	—	—	24,230,488

Short-Term Investments:
Repurchase Agreements	—	92,186,235	—	92,186,235

Investments in Derivatives:
Interest Rate Swaps*	—	(19,060,524)	—	(19,060,524)
Total	$409,047,006	$2,499,610,011	$—	$2,908,657,017
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognizing of premium amortization, timing differences in recognition of income on REIT investments and timing difference in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $2,808,569,534.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$175,571,206
Depreciation	(56,423,109)
Net unrealized appreciation (depreciation) of investments	$119,148,097

NUVEEN	7

JPS	Nuveen Preferred Securities Income Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and reverse repurchase agreements.

(5)	Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was $984,545,034, representing 49.8% and 33.6% of Net Assets Applicable to Common Shares and Total Investments, respectively.

(6)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $214,882,560.

(7)	Perpetual security. Maturity date is not applicable.

(8)	A copy of the most recent financial statements for the investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(9)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $1,737,803,597 have been pledged as collateral for borrowings.

(10)	Borrowings as a percentage of Total Investments is 27.2%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

8	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Preferred Securities Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016